Intangible assets (Tables)	12 Months Ended
Sep. 30, 2023
Intangible assets other than goodwill [abstract]
Disclosure of detailed information about intangible assets

Software	1 to 8 years
Business solutions	3 to 10 years
Client relationships	5 to 7 years

	Software	Software internally developed	Business solutions acquired	Business solutions internally developed	Client relationships	Total
	$	$	$	$	$	$
Cost
As at September 30, 2022	238,940	104,486	78,580	734,021	1,231,393	2,387,420
Additions	33,963	9,130	19,811	111,894	—	174,798
Business acquisitions (Note 27c)	—	—	—	—	(8,951)	(8,951)
Disposals/retirements	(49,103)	(3,900)	(9,002)	—	—	(62,005)
Foreign currency translation adjustment	4,873	509	750	(4,175)	25,627	27,584
As at September 30, 2023	228,673	110,225	90,139	841,740	1,248,069	2,518,846
Accumulated amortization and impairment
As at September 30, 2022	189,639	65,323	73,094	408,298	1,035,107	1,771,461
Amortization expense (Note 24)	30,475	13,421	3,274	69,053	47,824	164,047
Disposals/retirements	(49,103)	(3,900)	(9,002)	—	—	(62,005)
Foreign currency translation adjustment	4,227	343	588	(2,889)	19,971	22,240
As at September 30, 2023	175,238	75,187	67,954	474,462	1,102,902	1,895,743
Net carrying amount as at September 30, 2023	53,435	35,038	22,185	367,278	145,167	623,103

	Software	Software internally developed	Business solutions acquired	Business solutions internally developed	Client relationships	Total
	$	$	$	$	$	$
Cost
As at September 30, 2021	246,584	98,891	78,641	624,850	1,154,620	2,203,586
Additions	23,400	10,111	1,160	103,309	—	137,980
Additions - business acquisitions (Note 27c)	3,479	—	1,630	—	105,538	110,647
Disposals/retirements	(29,419)	(2,647)	(2,007)	(28,932)	—	(63,005)
Foreign currency translation adjustment	(5,104)	(1,869)	(844)	34,794	(28,765)	(1,788)
As at September 30, 2022	238,940	104,486	78,580	734,021	1,231,393	2,387,420
Accumulated amortization and impairment
As at September 30, 2021	196,504	53,834	72,731	365,597	1,008,127	1,696,793
Amortization expense (Note 24)	26,603	14,711	3,201	48,211	47,214	139,940
Impairment (Note 24)	—	519	—	2,840	—	3,359
Disposals/retirements	(29,419)	(2,647)	(2,007)	(28,932)	—	(63,005)
Foreign currency translation adjustment	(4,049)	(1,094)	(831)	20,582	(20,234)	(5,626)
As at September 30, 2022	189,639	65,323	73,094	408,298	1,035,107	1,771,461
Net carrying amount as at September 30, 2022	49,301	39,163	5,486	325,723	196,286	615,959